Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	$ 76
Acquired Goodwill	15
Impairment Losses	0	0
Goodwill, Ending Balance	91	76
Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
Gross Carrying Amount	58	13
Accumulated Amortization	34	13
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Acquired Intangible Assets Subject to Amortization	24
Amortization Of Intangible Assets	34	1	1
Estimated Total Amoritzation in 2013	13
Estimated Total Amortization, in 2014	6
Estimated Total Amortization, in 2015	3
Estimated Total Amortization in 2016	2
Easements [Member]
Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
Amortization Life	10 years
Gross Carrying Amount	0	2
Accumulated Amortization	0	2
Purchased Technology [Member]
Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
Amortization Life	10 years
Gross Carrying Amount	0	11
Accumulated Amortization	0	11
Acquired Customer Contracts [Member]
Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
Amortization Life	5 years
Gross Carrying Amount	58	0
Accumulated Amortization	34	0
Utility Operations [Member]
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	37	37
Acquired Goodwill	0
Impairment Losses	0	0
Goodwill, Ending Balance	37	37
Nonutility Operations - AEP River Operations [Member]
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	39	39
Acquired Goodwill	0
Impairment Losses	0	0
Goodwill, Ending Balance	39	39
Nonutility Operations - Generation and Marketing [Member]
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	0	0
Acquired Goodwill	15
Impairment Losses	0	0
Goodwill, Ending Balance	$ 15	$ 0